Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019
Investment in associates and joint arrangements
Investment in joint ventures	€ 3,781	€ 4,249
Investment in associates	487	421
Total investment in joint ventures and associates	4,268	4,670
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures	3,781	4,249
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures	822	1,190
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in joint ventures	2,851	2,920
Indus Towers Limited
Investment in associates and joint arrangements
Investment in joint ventures	1,000
Vodafone Idea Limited
Investment in associates and joint arrangements
Investment in joint ventures			€ 0	€ 0
Other joint ventures
Investment in associates and joint arrangements
Investment in joint ventures	€ 24	€ 35